Document and Entity Information	6 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	LIBERTY SILVER CORP
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001407583
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Dec. 31, 2012		Jun. 30, 2012		Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 246,874		$ 1,694,914		$ 16,723
Deposits	11,119		10,906
Other	99,212		34,335
Prepaid expenses	44,127		56,624		10,294
Total current assets	401,332		1,796,779		27,017
Property and equipment
Furniture and office equipment	34,732		34,732
Accumulated depreciation	(7,687)		(4,214)
Mining interests	2,531,539		129,119		97,511
Total property and equipment	2,558,584		159,637		97,511
Total assets	2,959,916		1,956,416		124,528
Current liabilities:
Accounts payable	298,587		96,323		60,924
Accrued expenses	447,198		71,625		367,396
Related party payable					150,000
Total current liabilities	745,785		167,948		578,320
Total liabilities	745,785		167,948		578,320
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock	83,714	[1]	80,711	[2]	69,734	[3]
Additional paid-in capital	9,906,510		7,469,219		1,292,016
Deficit accumulated during the development stage	(7,776,093)		(5,761,462)		(1,815,542)
Total stockholders' equity (deficit)	2,214,131		1,788,468		(453,792)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,959,916		$ 1,956,416		$ 124,528

[1]	Capital stock, $0.001 par value; 300,000,000 shares authorized; 83,714,167 shares issued and outstanding as of December 31, 2012
[2]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 80,710,834 shares issued and outstanding as of June 30, 2012
[3]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 69,733,334 shares issued and outstanding as of June 30, 2011

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		64 Months Ended	70 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Operating Expenses:
Operation and administration	$ 504,919	$ 370,688	$ 1,084,268	$ 667,364	$ 2,034,170	$ 615,505	$ 2,750,937	$ 3,835,205
Exploration	185,784	8,755	384,184	18,401	1,273,491	126,841	1,491,433	1,875,617
Consulting	1,830	136,138	4,746	335,271	416,338	582,572	1,098,465	1,103,211
Legal and accounting	468,802	(85,254)	546,037	114,394	214,642	138,840	401,348	947,385
Impairment of mining interest							11,800	11,800
Total operating expenses	1,161,335	430,327	2,019,235	1,135,430	3,938,641	1,463,758	5,753,983	7,773,218
Income (loss) from operations	(1,161,335)	(430,327)	(2,019,235)	(1,135,430)	(3,938,641)	(1,463,758)	(5,753,983)	(7,773,218)
Other income or gain (expense or loss)
Gain (loss) on foreign exchange	(4,679)	1,624	4,686	(25,935)	(7,110)	(1,188)	(8,296)	(3,610)
Interest income						882	1,220	1,220
Interest expense	(2)	(23)	82	(120)	(169)	(189)	(403)	(485)
Total other income or gain (expense or loss)	(4,681)	1,601	4,604	(26,055)	(7,279)	(495)	(7,479)	(2,875)
Loss before income tax	(1,166,016)	(428,726)	(2,014,631)	(1,161,485)	(3,945,920)	(1,464,253)	(5,761,462)	(7,776,093)
Net loss and comprehensive loss	$ (1,166,016)	$ (428,726)	$ (2,014,631)	$ (1,161,485)	$ (3,945,920)	$ (1,464,253)	$ (5,761,462)	$ (7,776,093)
Net loss per share basic and fully diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average common shares basic and diluted	83,300,028	70,933,334	81,998,357	70,933,334	75,705,683	69,733,334

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock		Additional Paid in Capital		Deficit Accumulated During Exploration Stage	Total Stockholders' Equity (Deficit)
Stockholder Equity at Feb. 06, 2007
Net loss and comprehensive loss					$ (1,128)	$ (1,128)
Stockholder Equity at Jun. 30, 2007	108,400		(73,400)		(1,128)	33,872
Common stock issued for cash (value) at Jun. 30, 2007	108,400		(73,400)			35,000
Shares issued at Jun. 30, 2007	108,400,000
Stock issued for cash (shares) at Jun. 30, 2007	108,400,000
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares Issued at Jun. 30, 2008	108,400,000
Net loss and comprehensive loss					(31,522)	(31,522)
Stockholder Equity at Jun. 30, 2009					(54,898)	(19,898)
Stockholder Equity at Jun. 30, 2007	108,400		(73,400)		(1,128)	33,872
Shares Issued at Jun. 30, 2007	108,400,000
Net loss and comprehensive loss					(22,248)	(22,248)
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares issued at Jun. 30, 2008	108,400,000
Stockholder Equity at Jun. 30, 2009	108,400		73,400		(54,898)	(19,898)
Shares Issued at Jun. 30, 2009	108,400,000
Share cancellation (value)	(40,000)		40,000
Share cancellation (shares)	(40,000,000)
Net loss and comprehensive loss					(296,391)	(296,391)
Stockholder Equity at Jun. 30, 2010	69,734		965,266		(351,289)	683,711
Common stock issued for cash (value) at Jun. 30, 2010	1,334		998,666			1,000,000
Shares issued at Jun. 30, 2010	69,733,334
Stock issued for cash (shares) at Jun. 30, 2010	1,333,334
Valuation from stock option issuance			286,750			286,750
Valuation of warrants	40,000				40,000
Net loss and comprehensive loss					(1,464,253)	(1,464,253)
Stockholder Equity at Jun. 30, 2011	69,734		1,292,016		(1,815,542)	(453,792)
Shares issued at Jun. 30, 2011	69,733,334
Shares issued in to settle contractual obligation	650		415,350			416,000
Common stock issued to settle related party note	300		149,700			150,000
Common stock issued for services (value)	220		109,780			110,000
Valuation from stock option issuance			639,731			639,731
Valuation of warrants	82,824				82,824
Issue costs			(202,763)			(202,763)
Net loss and comprehensive loss					(3,945,920)	(3,945,920)
Stockholder Equity at Jun. 30, 2012	80,711		7,469,219		(5,761,762)	1,788,468
Common stock issued for cash (value) at Jun. 30, 2012	$ 9,807	[1]	$ 4,982,581	[2]		$ 5,668,388
Shares issued at Jun. 30, 2012	80,710,834
Stock issued for cash (shares) at Jun. 30, 2012	8,807,500
Stock issued for non-cash (shares) at Jun. 30, 2012	1,170,000

[1]	Common stock issued for cash at for $0.55 CDN and converted to $0.57 USD was $1,200; common stock issued for cash at for $0.55 USD was $8,607
[2]	Additional paid in capital for common stock issued for $0.55CDN (converted to USD $0.57) was $687,439 and additional paid in capital for common stock issued for $0.55 USD was $4, 295,142

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		64 Months Ended	70 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Net loss and comprehensive loss	$ (2,014,631)	$ (1,161,485)	$ (3,945,920)	$ (1,464,253)	$ (5,761,462)	$ (7,776,093)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Valuation of warrants		82,824	82,824	40,000	122,824	122,824
Valuation from stock option issuance	279,365	352,491	639,731	286,750	926,481	1,205,847
Shares issued in to settle contractual obligation			416,000		416,000	416,000
Common stock issued for services (value)		110,000	110,000		110,000	110,000
Depreciation expense	3,473	1,937	4,214		4,214	7,687
Changes in operating assets and liabilities
(Increase) in prepaid expenses	12,497	(5,040)	(46,330)	8,648	(56,624)	(44,127)
(Increase) in deposit	(213)	(7,695)	(10,906)	850	(10,906)	(11,119)
(Increase) in other assets	(64,877)	(13,584)	(34,335)		(34,335)	(99,212)
Increase (decrease) in accounts payable	202,264	90,711	35,399	54,941	96,323	298,587
Increase (decrease) in accrued expenses	375,573	(116,984)	(295,771)	287,810	71,625	447,198
Net cash used in operating activities	(1,206,549)	(666,825)	(3,045,094)	(785,254)	(4,115,860)	(5,322,408)
Cash flows from investing activities:
Cash used for furniture and equipment		(29,059)	(34,732)		(34,732)	(34,732)
Cash paid for mining interest	(542,420)	(29,765)	(31,608)	(72,511)	(129,119)	(671,539)
Net cash used in investing activities	(542,420)	(58,824)	(66,340)	(72,511)	(163,851)	(706,271)
Cash flows from financing activities:
Proceeds from related party note				150,000	150,000	150,000
Proceeds from issuance of common stock	318,296	4,992,389	4,992,388		6,027,388	6,345,681
Issue costs	(17,364)	(253,439)	(202,763)		(202,763)	(220,128)
Net cash provided by financing activities	300,929	4,738,950	4,789,625	150,000	5,974,625	6,275,553
Increase (decrease) in cash and cash equivalents	(1,448,040)	4,013,301	1,678,191	(707,765)	1,694,914	246,874
Initial cash and cash equivalents	1,694,914	16,723	16,723	724,488
Final cash and cash equivalents	246,874	4,030,024	1,694,914	16,723	1,694,914	246,874
Supplement Disclosures:
Cash paid for interest	82	120	169	189	403	486
Non-cash financing activities:
Common stock issued to settle related party note			150,000		150,000	150,000
Common stock issued to acquire mining interests	$ 1,860,000					$ 1,860,000

Basis of Presentation	6 Months Ended
Dec. 31, 2012
Basis of Presentation:
Basis of Presentation

Note 1 – Basis of Presentation

The accompanying interim unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, stockholders’ deficit or cash flows. It is management's opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.  The interim unaudited financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the annual audited financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the year ended June 30, 2012. The interim results for the period ended December 31, 2012 are not necessarily indicative of the results for the full fiscal year.  The interim unaudited financial statements are presented in USD, which is the functional currency.

Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure:
Organization, Consolidation and Presentation of Financial Statements Disclosure

Note 1 – Nature and Continuance of Operations

The Company was incorporated in the State of Nevada on February 20, 2007. The Company is considered an exploration stage company since its formation, and the Company has not yet realized any revenues from its planned operations.  The Company is primarily focused on the exploration, acquisition and development of mining and mineral properties.  Upon the location of commercially minable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

On May 24, 2007, the Company had acquired a mineral property located in Elko County, within the state of Nevada. The Company was not able to determine whether this property contained reserves that were economically recoverable. The Company has ceased their attempts at developing this property.

On February 11, 2010, the Company amended its articles of incorporation. The articles of incorporation were amended for the purposes of (1) changing the name of the registrant to Liberty Silver Corp, and (2) increasing the authorized shares of the Company from 75,000,000 shares of $0.001 par value common stock to 200,000,000 shares of $0.001 par value common stock.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation.

The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,020 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

The Company is reviewing other potential acquisitions in the mineralized material and non-mineralized material sectors. While the Company is in the process of completing due diligence reviews of several opportunities, there is no guarantee that we will be able to reach any agreement to acquire such assets.

Nature of Operations	6 Months Ended
Dec. 31, 2012
Nature of Operations:
Nature of Operations

Note 2 – Nature of Operations

Liberty Silver Corp. was incorporated under the laws of the state of Nevada, U.S.A on February 20, 2007 under the name Lincoln Mining Corp. Pursuant to a Certificate of Amendment dated February 11, 2010, the Company changed its name to Liberty Silver Corp. The Company’s registered office is located at 1802 N. Carson Street, Suite 212, Carson City Nevada 89701, and its head office is located at 181 Bay Street, Suite 2330, Toronto, Ontario, Canada, M5J2T3, and our telephone number is 888-749-4916. As of the date of this Form 10-Q, the Company has no subsidiaries.

The Company was incorporated for the purpose of engaging in mineral exploration activities. On March 29, 2010, the Company entered into an Exploration Earn-In Agreement relating to the Trinity Project located in Pershing County, Nevada.  The Company is currently engaged in the exploration of the Trinity Project, and has not yet commenced development stage activities, however, the Company intends to engage in efforts to develop the Trinity Project in the future.  The plan of operation for the fiscal year ending June 30, 2013 is to conduct additional mineral exploration activities at the Trinity Silver property. Operations at the Trinity Project will consist of (i) an effort to expand the known mineralized material through drilling, (ii) permitting for operation, if deemed economically viable, (iii) metallurgical studies aimed at enhancing the recovery of the silver and by-product lead and zinc, (iv) engineering design related to potential construction of a new mine, and (v) complete feasibility studies relating to possible re-opening of the historic mine. Exploration of the property will be conducted simultaneously with the mine development in order to locate additional mineralized materials.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Significant Accounting Policies:
Significant Accounting Policies

Note 2 - Significant Accounting Policies

The following is a summary of significant account policies used in the preparation of these financial statements.

a. Basis of presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises.  The financial statements are expressed in U.S. dollars, the functional currency. The Company’s fiscal year end is June 30.

b. Cash and cash equivalents

Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

c. Mineral rights, property and acquisition costs

The Company has been in the exploration stage since its formation on February 20, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties.

The Company capitalizes acquisition and option costs of mineral rights as tangible assets. Upon commencement of commercial production, the mineral rights will be amortized using the unit-of-production method over the life of the mineral rights. If the Company does not continue with exploration after the completion of the feasibility study, the mineral rights will be expensed at that time.

The costs of acquiring mining properties are capitalized upon acquisition.  Mine development costs incurred to develop and expand the capacity of mines, or to develop mine areas in advance of production are also capitalized once proven and probable reserves exist and the property is a commercially mineable property. Costs incurred to maintain current exploration or to maintain assets on a standby basis are charged to operations.  Costs of abandoned projects are charged to operations upon abandonment.  The Company evaluates the carrying value of capitalized mining costs and related property and equipment costs, to determine if these costs are in excess of their recoverable amount whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.  Evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with Accounting Standards Codification (ASC) 360-10-35-15, Impairment or Disposal of Long-Lived Assets.

d. Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which are generally 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in other income (expense).

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property and equipment or whether the remaining balance of property and equipment should be evaluated for possible impairment. If events and circumstances warrant evaluation, the Company uses an estimate of the related undiscounted cash flows over the remaining life of the property and equipment in measuring their recoverability. The Company currently owns furniture and office equipment as its depreciable assets.

e. Impairment of long-lived assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17, Measurement of an Impairment Loss, if events or circumstances indicate that their carrying amount might not be recoverable.  As of June 30, 2012, exploration progress is on schedule with the Company’s exploration and evaluation plan and no events or circumstances have happened to indicate that the related carrying values of the properties may not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using the rules of FASB ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

Various factors could impact the Company’s ability to achieve forecasted production schedules. Additionally, commodity prices, capital expenditure requirements and reclamation costs could differ from the assumptions the Company may use in cash flow models used to assess impairment. The ability to achieve the estimated quantities of recoverable minerals from exploration stage mineral interests involves further risks in addition to those factors applicable to mineral interests where proven and probable reserves have been identified, due to the lower level of confidence that the identified mineralized material can ultimately be mined economically.

Material changes to any of these factors or assumptions discussed above could result in future impairment charges to operations.

f. Fair Value of Financial instruments

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheet for the cash and cash equivalents, and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

g. Environmental expenditures

The operations of the Company have been, and may in the future, be affected from time to time, in varying degrees, by changes in environmental regulations, including those for future reclamation and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company vary greatly and are not predictable. The Company’s policy is to meet or, if possible, surpass standards set by relevant legislation, by application of technically proven and economically feasible measures.

Environmental expenditures that relate to ongoing environmental and reclamation programs are charged against earnings as incurred or capitalized and amortized depending on their future economic benefits. Estimated future reclamation and site restoration costs, when the ultimate liability is reasonably determinable, are charged against earnings over the estimated remaining life of the related business operation, net of expected recoveries. No costs have been, or may never be recognized by the Company for environmental expenditures.

h. Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

i. Basic and diluted net loss per share

The Company computes net loss per share of common stock in accordance with ASC 260, Earnings per Share (“ASC 260”). Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants and the conversion of convertible promissory notes. Stock options of 6,950,000 as of June 30, 2012 and warrants in the amount of 10,027,500 as of June 30, 2012 were considered in the calculation but not included due to anti-dilution. The dilutive effect of these instruments is reflected in diluted earnings per share by application of the treasury stock method.

The Company’s calculation of basic and diluted loss per share is as follows:

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

j. Stock-Based compensation

In December 2004, FASB issued FASB ASC 718 (Prior authoritative literature:  SFAS No. 123R, “Share-Based Payment”).  FASB ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services.  It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.  FASB ASC 718 focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions.  FASB ASC 718 requires that the compensation cost relating to share-based payment transactions be recognized in the financial statements.  That cost will be measured based on the fair value of the equity or liability instruments issued.

k. Use of estimates and assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In these financial statements, assets, liabilities and earnings involve extensive reliance on management’s estimates. Actual results could differ from those estimates. The Company’s periodic filing with the Securities and Exchange Commission (“SEC”) include, where applicable, disclosures of estimates, assumptions, uncertainties, and market that could affect the financial statements and future operations of the Company.

l. Concentrations of credit risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and related party payables. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management also routinely assesses the financial strength and credit worthiness of any parties to which it extends funds and as such, it believes that any associated credit risk exposures are limited.

m. Risks and uncertainties

The Company operates in the mineralized material exploration industry that is subject to significant risks and uncertainties, including financial, operational, and other risks associated with operating a mineralized material exploration business, including the potential risk of business failure.

n. Foreign currency transactions

The Company from time to time will receive invoices from service providers that are presenting their invoices using the Canadian dollar.  The Company will use its US dollars to settle the Canadian dollar liabilities and any differences resulting from the exchange transaction are reported as gain or loss on foreign exchange.  The gain or loss reported by the Company in the financial statements represents transaction gain or loss.

New Technical Pronouncements	12 Months Ended
Jun. 30, 2012
New Technical Pronouncements:
New Technical Pronouncements

Note 3 – New Technical Pronouncements

The Company has reviewed accounting pronouncements issued during the past two years and has assessed the adoption of any that are applicable to the Company.  Management has determined that none had a material impact on the financial position, results of operations, or cash flows for the fiscal years ended June 30, 2012 and 2011.

Mineral Property	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Mineral Property:
Mineral Property

Note 3 - Mineral Property

The Company acquired its interest in the Trinity Project through an Exploration Earn-In Agreement. On March 29, 2010, the Company entered into the Earn-In Agreement relating to the Trinity Project with AuEx, Inc., a Nevada company beneficially owned by another Nevada company AuEx Ventures, Inc. AuEx, Inc. held an exclusive interest in the Trinity Project by way of a Minerals Lease and Sublease with Newmont Mining USA Limited, a Delaware corporation who owns or leases the various unpatented mining claims and portions of private land comprising the Trinity Project. As part of a restructuring transaction by AuEx Ventures, Inc., another Nevada company Renaissance Exploration Inc. (“Renaissance”) was spun out, and on July 1, 2010 AuEx, Inc. assigned all of its interest in the Trinity Project and the Earn-In Agreement to Renaissance, who currently holds a 100% leasehold interest in the Trinity Project. The Minerals Lease and Sublease grants to Newmont, a right of first offer on any transfer of AuEx, Inc.’s interests in the Trinity Project to any non-affiliate of AuEx, Inc., and also gives Newmont a right to either enter into a joint venture agreement covering the Trinity Project and any other real property interests that AuEx, Inc. holds or acquires within the Trinity Project, or receive a royalty on all mineral production from such properties. Currently the rights to the Trinity Project are held 100% by Renaissance, pursuant to an assignment of such rights from AuEx, Inc. The Company entered into the Earn-In Agreement providing the Company with a right to earn a 70% undivided interest in rights of Renaissance in the Trinity Project (the “70% Interest”).

Under the Earn-In Agreement, the Company may earn-in the 70% Interest in the Trinity Project during a 6-year period in consideration of (1) a signing payment of $25,000, which has been made, (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Trinity Project by March 29, 2016, including a minimum of $500,000 which must be expended within one year from the effective date of the Agreement, and (3) completion of a bankable feasibility study on the Trinity Project on or before the 7th anniversary date of the Agreement. Item (1) has been completed by the Company, and the Company has satisfied item (2), and will report its compliance as of March 29, 2013, which is the end of the third year from the inception of the Earn-in Agreement.

On October 15, 2012, the Company entered into and closed a Purchase Agreement (the “Purchase Agreement”) with Primus Resources, L.C. and James A. Freeman (collectively “Seller”) to acquire unpatented mining claims, Nevada BLM Serial No. 799907, 799908, 799909, 799910, and 799911 covering approximately 100 acres of property located adjacent to the former Trinity Silver mine on the Company’s Trinity Project (the “Hi Ho Properties”). The Hi Ho Properties were previously the only acreage not controlled by the Company or its joint venture partner Renaissance Exploration Inc. in the Trinity Project. Under the terms of the Purchase Agreement, the Company provided cash consideration of US$250,000 and issued 2,583,333 restricted shares of common stock of the Company to Seller. In addition the Seller was granted a 2% net smelter royalty on future production from the Hi Ho Properties pursuant to the terms of a Deed With Reservation of Royalty Hi Ho Silver Claims.

In conjunction with the entry into the Purchase Agreement, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Seller, pursuant to which the Company agreed to file a registration statement on Form S-1 with the United States Securities and Exchange Commission, within thirty (30) days of the closing, which registers the common stock issued to the Seller pursuant to the Purchase Agreement. Pursuant to the Registration Rights Agreement the Company will pay Seller additional consideration as follows:

·

if this registration statement is declared effective by the United States Securities Exchange Commission by March 1, 2013, Liberty Silver will issue an additional 277,778 Liberty Silver common shares to Primus, thereby increasing the total aggregate number of shares issued to 2,861,111 shares; or

·

if this registration statement is not declared effective by the United States Securities Exchange Commission by March 1, 2013, Liberty Silver will pay Primus US$200,000. As well, if the five-day weighted average trading price of Liberty Silver’s common shares on the Toronto Stock Exchange as of March 1, 2013 (the “Market Price”) exceeds US$0.72 per share, Liberty Silver will issue an additional number of Liberty Silver common shares to Primus equal to (a) 277,778 less (b) US$200,000 divided by the Market Price.

The Trinity Project consists of a total of approximately 10,600 acres, including 5,676 acres of fee land and 253 unpatented mining claims.

The Company has completed some financing transactions, and continues to pursue additional financing opportunities in order to obtain the capital needed to fulfill its financial obligations under the terms of the Earn-In Agreement. There has been no mining of resources to date.

Note 4 - Mineral Property

Pursuant to a mineral property purchase agreement dated May 24, 2007, the Company acquired a 100% undivided right, title and interest in a mineral claim, located in Section 8 of T35N, R36E Mount Diablo Base Meridian in Elko County, within the state of Nevada for a cash payment of $10,000. The Company must annually renew the lease on the land with the state for $1,800 and has not renewed the lease as of fiscal year end, June 30, 2010. The lease has expired.

Since the Company had not established the commercial feasibility of the mineral claim, the acquisition costs had been capitalized. The Company has not depleted the mineral claims as no proven reserves have been found. The Company was not able to keep the mineral claim in good standing due to lack of funding. The Company allowed the mineral claim to lapse at the end of June 2009. At June 30, 2009, the Company determined that there was little, or no, possibility of the company generating revenues related to the mining interests. This, coupled with the lapse of the mineral claims lease, was determined to be an impairment of the asset. As such, the Company’s management determined to fully impair the mining interests, which was a charged to the Company’s statements of operations in the amount of $11,800.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation. The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,020 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

Under the Agreement, the Company may earn-in a 70% undivided interest in the Property during a 6-year period in consideration of (1) a signing payment of $25,000, which has been made and has been capitalized, (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Property by March 29, 2016, and (3) completion of a bankable feasibility study on the Property on or before the 7th anniversary date of the Agreement.

The Company has completed, and continues to pursue, financing opportunities to be in compliance with terms of the Earn-In Agreement. There has been no mining of mineralized materials to date.

Subsequent to the fiscal year ended June 30, 2012, as discussed in Note 10 herein, on August 8, 2012, the Company entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada.

Capital Stock and Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Capital Stock and Warrants:
Capital Stock and Warrants

Note 4 - Capital Stock and Warrants

Authorized

The total authorized capital is as follows:

·	300,000,000 common shares with a par value of $0.001 per common share; and

·	10,000,000 preferred shares with a par value of $0.001 per preferred share.

Issued and outstanding

On September 28, 2012, the Company issued 100,000 common shares upon the exercise of 100,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $75,000.  The warrants were originally issued pursuant to a private placement offering of 200,000 Units on July 27, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 3, 2012, the Company issued 300,000 common shares upon the exercise of 300,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $225,000.  The warrants were originally issued pursuant to a private placement offering of 1,000,000 Units on August 4, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 15, 2012, in connection with the acquisition of the Hi Ho Properties as described in Note 3 – Mineral property, the Company issued 2,583,333 common shares.  The common shares were valued at $0.72 per share for a total value of $1,860,000 for the shares.

On November 27, 2012, the Company issued 20,000 common shares upon the exercise of 20,000 whole warrants at an exercise price of $0.65 per common share, for gross proceeds of US $13,000. The warrants were originally issued pursuant to a private placement offering of 2,627,500 Units on December 19, 2011.  The Units were comprised of one common share and one common share purchase warrant.

For the above share issuances, the shares were not registered under the Securities Act of 1933 in reliance upon the exemptions from registration contained in Regulation S of the Securities Act of 1933. No underwriters were used, nor were any brokerage commissions paid in connection with the above share issuances.

Note 5 - Capital Stock and Warrants

Authorized

The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.

Issued and outstanding

In April 2007 the Company issued 4,000,000 and 1,000,000 shares of our common stock for cash at $0.001 and $0.01 per share, respectively.

In May 2007 the Company issued 420,000 shares of our common stock for cash at $0.05 per share.

In February 2010, the board of directors authorized a 20-for-1 forward stock split of the Company’s currently issued and outstanding common stock. Prior to approval of the forward split the Company had a total of 5,420,000 issued and outstanding shares of $0.001 par value common stock. On the effective date of the forward split, the Company has a total of 108,400,000 issued and outstanding shares of $0.001 par value common stock. The stock split has been retroactively applied to all prior equity transactions.

In May 2010, the Company issued 1,333,334 units (“Units”) for cash at US $0.75 per Unit.   Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In May 2010, a director of the Company surrendered 40,000,000 of his common stock to the company.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the investor for resale.  If the registration statement did not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, the investor would receive an additional common share for each ten (10) common shares.   On May 31, 2012, the Company issued 650,000 common shares in satisfaction of this contractual obligation, the value for which of $416,000 was determined by the closing market price of $0.64 per share on the date of issuance.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the: sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit;  the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

As of June 30, 2012, the Company had 80,710,834 shares of the common stock issued and outstanding.

Stock warrants

In May 2010, the Company commenced a private stock offering, whereby it authorized the issuance of 1,333,334 units consisting of one share of its common stock and one common stock purchase warrant for a total raise of $1,000,000. The common stock purchase warrants are exercisable at $1.25 per share and carrying a two-year exercise period. The offering was closed as of May 26, 2010. All 1,333,334 units were issued and $1,000,000 in cash was received.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In April 2011, the Company borrowed $150,000 from related parties. In conjunction with each $25,000 note, the Company issued a warrant to purchase 50,000 share of the Company’s common stock at $0.55 per share for a three-year term, commencement on the date of the note. The total number of warrants for purchase is 300,000 shares.

The amount of warrant expense related to this related party payable for the year ending June 30, 2012 was $82,824 and was $40,000 for the year ending June 30, 2011. The expense was calculated using the Black-Scholes pricing model.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company has agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the Investor for resale.  If the registration statement does not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, Investor shall receive an additional common share and Warrant for, respectively, each ten (10) common shares.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit; the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.    The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

The fair value of warrants was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75

The following table summarizes information about warrants as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65

(1)     Figure expressed in $CDN

As of June 30, 2012, the aggregate weighted-average intrinsic value of the warrants outstanding and exercisable was $1,604,400.  The weighted-average grant-date fair value of warrants granted for the year ended June 30, 2012 was $0.65.

Stock options

In October 2010, the Company granted to Geoff Browne, Chief Executive Officer, 3,000,000 stock options of the Company’s common stock to be purchased at $0.75 per share for a 5 year term, all of which are vested. In addition, the Company granted the directors, Paul Haggis, Timothy Unwin, John Barrington, and George Kent, each 300,000 stock options, for a total of 1,200,000, to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In December 2010, the Company granted director W. Thomas Hodgson 300,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted consultant Kevin O’Connor 100,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted director and employee John Barrington 500,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which have vested.

In April 2011, the Company granted director and officer Bill Tafuri 800,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Tafuri and the Company, a total of 266,664 options vested immediately upon the grant of the options; the remaining 533,336 options vest over a two year period.  The vesting of the remaining 533,336 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In April 2011, the Company granted employee Dick Klatt 600,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Klatt and the Company, a total of 200,000 options vested immediately upon the grant of the options; the remaining 400,000 options vest over a two year period.  The vesting of the remaining 400,000 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In January 2012, the Company granted non-qualified stock options of 450,000 shares at an exercise price of $1.00 per share for a 5 year term to Manish Z. Kshatriya, Chief Financial Officer and Executive Vice President. Pursuant to the terms of the option agreement, entered into between Mr. Kshatriya and the Company, a total of 150,000 options vest six months from the grant date, 150,000 options will vest 18 months following the grant date, and the remaining 150,000 options vest 30 months following the grant date of the options.

The amount of stock option compensation expense for the year ending June 30, 2011 was $639,731. The expense was calculated using the Black-Scholes pricing model.

The fair value of stock options was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years

The following table summarizes information about options as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00

As of June 30, 2012, the aggregate intrinsic value of the stock options outstanding and exercisable was $0. The weighted-average grant-date fair value of stock options granted for the year ended June 30, 2012 was $0.88.

Related Party Payable	12 Months Ended
Jun. 30, 2012
Related Party Payable:
Related Party Payable

Note 6 – Related Party Payable

Effective April 1, 2011, the Company borrowed a total of $150,000 pursuant to the terms and conditions of promissory notes (individually referred to as a "Note" and collectively referred to as the "Notes") entered into with six of the Company's directors. Each Note was for $25,000 and was required to be repaid by the Company on the earlier of one year, or when the Company raised a minimum of $2,000,000 through equity investments. The Notes were interest free for the first six months following the date of the Note and then bore interest at a rate of 8% per annum thereafter. In conjunction with the entry into the Notes, in lieu of the holders charging the Company interest on the outstanding principal of the Notes for the initial six months, the Company issued each holder a warrant entitling the holder to purchase up to a total of 50,000 shares of the Company's common stock at a price of $0.55 per share for a period of three (3) years following the date of the Note. The Notes were repaid during the year at the time of the Company's equity financing during the year.

Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies:
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Effective November 1, 2011, the Company entered into a sub-lease agreement for the lease of premises in Toronto, Ontario, Canada, for a term of 54 months.  The Company has its head office at these premises, which is approximately 1,400 square feet.  The annual base rent commitment for the Toronto head office space is CAD $48,094.

Effective February 8, 2012, the Company entered into a lease agreement for the lease of premises in Sparks, Nevada, USA, for a term of 12 months.  The Company has its field office at these premises, which is approximately 5,500 square feet.  The annual base rent commitment for the Sparks field office space is USD $27,972.

As at June 30, 2012, the Company had a commitment, for the above noted leases, of USD $196,123 remaining.

The following table outlines the remaining lease commitment at the end of the next five fiscal years based on the leases that are currently entered into by the Company:

Year	Total Lease Commitment
2012	$196,123
2013	$132,900
2014	$85,994
2015	$39,088
2016 and thereafter	$0

Additionally, in the normal course of operations, certain contingencies may arise relating to legal actions undertaken against the Company. In the opinion of management, the outcome of such potential legal actions will not have a material adverse effect on the Company's results of operations, liquidity, or its financial position.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes:
Income Taxes

Note 8 - Income Taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

As of June 30, 2012, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 34% to pretax income from continuing operations for the year ended June 30, 2012 and 34% for the year ended June 30, 2011 due to the following:

Deferred tax assets and the valuation account are as follows:

	For the Years Ended
	June 30,
	2012	2011
Deferred tax asset:
Net operating loss carry forward	$1,958,897	$617,284
Valuation allowance	(1,958,897)	(617,284)
Total	$0	$0

The components of income tax expense are as follows:

	For the Years Ended
	June 30,
	2012	2011
Current Federal tax	$0	$0
Current State tax	0	0
Change in NOL benefit	1,341,613	497,846
Change in valuation allowance	(1,341,613)	(497,846)
Total	$0	$0

The potential income tax benefit of these losses has been offset by a full valuation allowance.

As of June 30, 2012 and 2011, the Company has an unused net operating loss carry-forward balance of $5,761,462 and $1,818,542 that is available to offset future taxable income. This unused net operating loss carry-forward balance begins to expire in 2029.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended June 30,
	2012	2011
Beginning balance	$0	$0
Additions based on tax positions related to current year	0	0
Additions for tax positions of prior years	0	0
Reductions for tax positions of prior years	0	0
Reductions in benefit due to income tax expense	0	0
Ending balance	$0	$0

At June 30, 2012 and 2011, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

As of June 30, 2012 and 2011, the Company had no accrued interest or penalties related to uncertain tax positions.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended June 30, 2012, 2011, 2010 and 2009.

Going Concern	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Going Concern:
Going Concern

Note 5 – Going Concern

These financial statements have been prepared on a going concern basis. The Company has incurred losses since inception resulting in an accumulated deficit of $7,776,093 and further losses are anticipated in the development of its business.  Management currently believes that the Company may not have sufficient working capital needed to meet its current fiscal obligations.  This raises substantial doubt about the Company’s ability to continue as a going concern.  Its ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

In order to continue to meet its fiscal obligations beyond the next twelve months, management has plans to pursue various financing alternatives including, but not limited to, merger and acquisition activity, raising capital through the capital markets and debt financing. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development, and sale of reserves.

These factors, among others raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 9 – Going Concern

These financial statements have been prepared on a going concern basis. The Company has incurred losses since inception resulting in an accumulated deficit of $5,761,462 and further losses are anticipated in the development of its business. This raises substantial doubt about the Company’s ability to continue as a going concern. Its ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

Management has plans to pursue various financing alternatives including, but not limited to, merger and acquisition activity, raising capital through the capital markets and debt financing. These financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development, and sale of reserves.

These factors, among others raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Subsequent Events:
Subsequent Events

Note 6 – Subsequent Events

On January 7, 2013, the Company announced that SRK Consulting (U.S) Inc. had prepared an updated National Instrument 43-101 compliant resource estimate, a copy of which would be filed within 45 days of the news release.

On January 24, 2013, the Company filed an amended registration statement on Form S-1.  The prospectus relates to the resale by the selling stockholders of up to 12,610,833 shares of common stock, including a total of (i) 2,983,333 currently issued and outstanding shares of which 2,583,333 were issued by the Company in conjunction with a property acquisition transaction, and 400,000 were issued upon exercise of warrants; and (ii) a total of 9,627,500 shares issuable upon exercise of outstanding warrants. The selling stockholders may sell common stock from time to time in any market on which the stock is traded at the prevailing market price or in negotiated transactions.

The Company had filed the original registration statement on Form S-1 on November 15, 2012.

The Company has evaluated subsequent events for the interim period ended December 31, 2012 through the date that the financial statements were issued, and concluded, aside from the foregoing, that there were no other events or transactions occurring during this period that required recognition or disclosure in its interim financial statements.

Note 10 – Subsequent Events

On August 8, 2012, Liberty Silver entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada (the “Hi Ho Properties”). The Hi Ho Properties are the only acreage not controlled by Liberty Silver or its joint venture partner Renaissance Exploration Inc. on the Trinity land package. Under the terms of the Agreement, Liberty Silver will provide cash consideration of US$150,000 and issue 3,000,000 common shares of Liberty Silver stock to Primus. In addition, Primus will be granted a 2% net smelter royalty (“NSR”) on future production from the Hi Ho Properties. The total consideration for the acquisition of the Hi Ho Properties will be applied to Liberty Silver’s expenditure commitment under its Earn-In Agreement with Renaissance, upon acceptance by Renaissance, pursuant to the applicable area of interest provisions. With the addition of the Hi Ho Properties payment, Liberty Silver will have contributed in excess of 85% of its required US$5 million expenditure commitment to earn its 70% interest in the project. Pursuant to the terms of its Earn-In Agreement with Renaissance, the Company has until March 29, 2016 to incur the balance of its expenditure commitment and, in addition, produce a bankable feasibility study in the following year.

As disclosed on Form CB filed with the Securities and Exchange Commission on July 17, 2012, on July 16, 2012 Liberty Silver commenced an offer (the “Offer”) to purchase all of the issued and outstanding common shares of Sennen Resources Ltd. (“Sennen”). The Offer was open for acceptance by Sennen shareholders until 11:59 P.M. on Monday September 10, 2012.  The Offer was not accepted by the requisite number of Sennen shareholders, therefore the Offer was terminated on September 11, 2012 at 12:00 A.M.

Liberty Silver Corp has evaluated subsequent events for the period ended June 30, 2012 through the date the financial statements were issued, and concluded, aside from the foregoing, that there were no other events or transactions occurring during this period that required recognition or disclosure in its financial statements.

Restatement	12 Months Ended
Jun. 30, 2012
Restatement:
Restatement

Note 11 - Restatement

The accompanying financial statements for the fiscal years ended June 30, 2012 and 2011 have been restated to correct the accounting related to the issuance of warrants, including “Units” issued by the company pursuant to various private placement offerings.  This error resulted in $1,743,336 being incorrectly expensed and included in additional paid-in capital in the previously issued financial statements for the fiscal year ended June 30, 2012.   Additionally, the comparative audited balance sheet, as at and for the year ended June 30, 2011 has been adjusted to reflect the cumulative change resulting from the accounting error by reducing both the opening additional paid-in capital and the opening deficit accumulated during the exploration stage by $522,191.  The aggregate change resulting from the error in accounting, as at June 30, 2012, is $2,265,527, as summarized below:

	For the fiscal years ended June 30,
	2012			2011
	Previously Stated	Restated	Change	Previously Stated	Restated	Change
Balance Sheets

Additional paid-in capital (1)	9,734,746	7,469,219	(2,265,527)	1,814,207	1,292,016	(522,191)
Deficit accumulated during the exploration phase	(8,026,989)	(5,761,462)	2,265,527	(2,337,733)	(1,815,542)	522,191

Statements of Operations

Financing costs associated with the valuation of warrants	1,826,160	-	(1,826,160)	40,000	-	(40,000)
Operation and administration expense (2)	1,311,615	2,034,170	722,555	288,755	615,505	326,750

Income (loss) from operations	(5,681,977)	(3,938,641)	1,743,336	(1,463,758)	(1,463,758)	-

Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-

Loss per common share (basic and fully diluted)	(0.08)	(0.05)	0.03	(0.02)	(0.02)	-

Statements of Cash Flows

Cash flows from operating activities
Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-
Valuation of warrants	1,826,160	82,824	(1,743,336)	40,000	40,000	-
Shares issued for services	-	110,000	110,000	-	-	-

Cash flows from financing activities
Payments on related party notes	(150,000)	-	150,000	-	-	-
Proceeds from the issuance of common stock	5,252,388	4,992,388	(260,000)	-	-	-

Notes:
(1) Issue costs are grouped with Additional paid-in capital
(2) Stock compensation is grouped with Operation and administration expense

Significant Accounting Policies: Basis of Presentation (Policies)	12 Months Ended
Jun. 30, 2012
Basis of Presentation:
Basis of Presentation

a. Basis of presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises.  The financial statements are expressed in U.S. dollars, the functional currency. The Company’s fiscal year end is June 30.

Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents:
Cash and Cash Equivalents	b. Cash and cash equivalents Cash and cash equivalents include highly liquid investments with original maturities of three months or less.

Significant Accounting Policies: Mineral Rights, Property and Acquisition Costs (Policies)	12 Months Ended
Jun. 30, 2012
Mineral Rights, Property and Acquisition Costs:
Mineral Rights, Property and Acquisition Costs

c. Mineral rights, property and acquisition costs

The Company has been in the exploration stage since its formation on February 20, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties.

The Company capitalizes acquisition and option costs of mineral rights as tangible assets. Upon commencement of commercial production, the mineral rights will be amortized using the unit-of-production method over the life of the mineral rights. If the Company does not continue with exploration after the completion of the feasibility study, the mineral rights will be expensed at that time.

The costs of acquiring mining properties are capitalized upon acquisition.  Mine development costs incurred to develop and expand the capacity of mines, or to develop mine areas in advance of production are also capitalized once proven and probable reserves exist and the property is a commercially mineable property. Costs incurred to maintain current exploration or to maintain assets on a standby basis are charged to operations.  Costs of abandoned projects are charged to operations upon abandonment.  The Company evaluates the carrying value of capitalized mining costs and related property and equipment costs, to determine if these costs are in excess of their recoverable amount whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.  Evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with Accounting Standards Codification (ASC) 360-10-35-15, Impairment or Disposal of Long-Lived Assets.

Significant Accounting Policies: Property and Equipment (Policies)	12 Months Ended
Jun. 30, 2012
Property and Equipment:
Property and Equipment

d. Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which are generally 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in other income (expense).

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of property and equipment or whether the remaining balance of property and equipment should be evaluated for possible impairment. If events and circumstances warrant evaluation, the Company uses an estimate of the related undiscounted cash flows over the remaining life of the property and equipment in measuring their recoverability. The Company currently owns furniture and office equipment as its depreciable assets.

Significant Accounting Policies: Impairment of Long-lived Assets (Policies)	12 Months Ended
Jun. 30, 2012
Impairment of Long-lived Assets:
Impairment of Long-lived Assets

e. Impairment of long-lived assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17, Measurement of an Impairment Loss, if events or circumstances indicate that their carrying amount might not be recoverable.  As of June 30, 2012, exploration progress is on schedule with the Company’s exploration and evaluation plan and no events or circumstances have happened to indicate that the related carrying values of the properties may not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using the rules of FASB ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

Various factors could impact the Company’s ability to achieve forecasted production schedules. Additionally, commodity prices, capital expenditure requirements and reclamation costs could differ from the assumptions the Company may use in cash flow models used to assess impairment. The ability to achieve the estimated quantities of recoverable minerals from exploration stage mineral interests involves further risks in addition to those factors applicable to mineral interests where proven and probable reserves have been identified, due to the lower level of confidence that the identified mineralized material can ultimately be mined economically.

Material changes to any of these factors or assumptions discussed above could result in future impairment charges to operations.

Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments:
Fair Value of Financial Instruments

f. Fair Value of Financial instruments

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheet for the cash and cash equivalents, and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

Significant Accounting Policies: Environmental Expenditures (Policies)	12 Months Ended
Jun. 30, 2012
Environmental Expenditures:
Environmental Expenditures

g. Environmental expenditures

The operations of the Company have been, and may in the future, be affected from time to time, in varying degrees, by changes in environmental regulations, including those for future reclamation and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company vary greatly and are not predictable. The Company’s policy is to meet or, if possible, surpass standards set by relevant legislation, by application of technically proven and economically feasible measures.

Environmental expenditures that relate to ongoing environmental and reclamation programs are charged against earnings as incurred or capitalized and amortized depending on their future economic benefits. Estimated future reclamation and site restoration costs, when the ultimate liability is reasonably determinable, are charged against earnings over the estimated remaining life of the related business operation, net of expected recoveries. No costs have been, or may never be recognized by the Company for environmental expenditures.

Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Jun. 30, 2012
Income Taxes:
Income Taxes

h. Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Significant Accounting Policies: Basic and Diluted Net Loss Per Share (Policies)	12 Months Ended
Jun. 30, 2012
Basic and Diluted Net Loss Per Share:
Basic and Diluted Net Loss Per Share

i. Basic and diluted net loss per share

The Company computes net loss per share of common stock in accordance with ASC 260, Earnings per Share (“ASC 260”). Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants and the conversion of convertible promissory notes. Stock options of 6,950,000 as of June 30, 2012 and warrants in the amount of 10,027,500 as of June 30, 2012 were considered in the calculation but not included due to anti-dilution. The dilutive effect of these instruments is reflected in diluted earnings per share by application of the treasury stock method.

The Company’s calculation of basic and diluted loss per share is as follows:

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

Significant Accounting Policies: Stock-Based Compensation (Policies)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation:
Stock-Based Compensation

j. Stock-Based compensation

In December 2004, FASB issued FASB ASC 718 (Prior authoritative literature:  SFAS No. 123R, “Share-Based Payment”).  FASB ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services.  It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.  FASB ASC 718 focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions.  FASB ASC 718 requires that the compensation cost relating to share-based payment transactions be recognized in the financial statements.  That cost will be measured based on the fair value of the equity or liability instruments issued.

Significant Accounting Policies: Use of Estimates and Assumptions (Policies)	12 Months Ended
Jun. 30, 2012
Use of Estimates and Assumptions:
Use of Estimates and Assumptions

k. Use of estimates and assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In these financial statements, assets, liabilities and earnings involve extensive reliance on management’s estimates. Actual results could differ from those estimates. The Company’s periodic filing with the Securities and Exchange Commission (“SEC”) include, where applicable, disclosures of estimates, assumptions, uncertainties, and market that could affect the financial statements and future operations of the Company.

Significant Accounting Policies: Concentrations of Credit Risk (Policies)	12 Months Ended
Jun. 30, 2012
Concentrations of Credit Risk:
Concentrations of Credit Risk

l. Concentrations of credit risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and related party payables. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management also routinely assesses the financial strength and credit worthiness of any parties to which it extends funds and as such, it believes that any associated credit risk exposures are limited.

Significant Accounting Policies: Risks and Uncertainties (Policies)	6 Months Ended
Dec. 31, 2012
Risks and Uncertainties:
Risks and Uncertainties

m. Risks and uncertainties

The Company operates in the mineralized material exploration industry that is subject to significant risks and uncertainties, including financial, operational, and other risks associated with operating a mineralized material exploration business, including the potential risk of business failure.

Significant Accounting Policies: Foreign Currency Transactions (Policies)	6 Months Ended
Dec. 31, 2012
Foreign Currency Transactions:
Foreign Currency Transactions

n. Foreign currency transactions

The Company from time to time will receive invoices from service providers that are presenting their invoices using the Canadian dollar.  The Company will use its US dollars to settle the Canadian dollar liabilities and any differences resulting from the exchange transaction are reported as gain or loss on foreign exchange.  The gain or loss reported by the Company in the financial statements represents transaction gain or loss.

Capital Stock and Warrants: Authorized (Policies)	12 Months Ended	18 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Authorized:
Authorized	Authorized The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.

Authorized

The total authorized capital is as follows:

·	300,000,000 common shares with a par value of $0.001 per common share; and

·	10,000,000 preferred shares with a par value of $0.001 per preferred share.

Capital Stock and Warrants: Issued and Outstanding (Policies)	12 Months Ended	18 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Issued and Outstanding:
Issued and Outstanding

Issued and outstanding

In April 2007 the Company issued 4,000,000 and 1,000,000 shares of our common stock for cash at $0.001 and $0.01 per share, respectively.

In May 2007 the Company issued 420,000 shares of our common stock for cash at $0.05 per share.

In February 2010, the board of directors authorized a 20-for-1 forward stock split of the Company’s currently issued and outstanding common stock. Prior to approval of the forward split the Company had a total of 5,420,000 issued and outstanding shares of $0.001 par value common stock. On the effective date of the forward split, the Company has a total of 108,400,000 issued and outstanding shares of $0.001 par value common stock. The stock split has been retroactively applied to all prior equity transactions.

In May 2010, the Company issued 1,333,334 units (“Units”) for cash at US $0.75 per Unit.   Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In May 2010, a director of the Company surrendered 40,000,000 of his common stock to the company.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the investor for resale.  If the registration statement did not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, the investor would receive an additional common share for each ten (10) common shares.   On May 31, 2012, the Company issued 650,000 common shares in satisfaction of this contractual obligation, the value for which of $416,000 was determined by the closing market price of $0.64 per share on the date of issuance.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the: sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit;  the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

As of June 30, 2012, the Company had 80,710,834 shares of the common stock issued and outstanding.

Issued and outstanding

On September 28, 2012, the Company issued 100,000 common shares upon the exercise of 100,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $75,000.  The warrants were originally issued pursuant to a private placement offering of 200,000 Units on July 27, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 3, 2012, the Company issued 300,000 common shares upon the exercise of 300,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $225,000.  The warrants were originally issued pursuant to a private placement offering of 1,000,000 Units on August 4, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 15, 2012, in connection with the acquisition of the Hi Ho Properties as described in Note 3 – Mineral property, the Company issued 2,583,333 common shares.  The common shares were valued at $0.72 per share for a total value of $1,860,000 for the shares.

On November 27, 2012, the Company issued 20,000 common shares upon the exercise of 20,000 whole warrants at an exercise price of $0.65 per common share, for gross proceeds of US $13,000. The warrants were originally issued pursuant to a private placement offering of 2,627,500 Units on December 19, 2011.  The Units were comprised of one common share and one common share purchase warrant.

For the above share issuances, the shares were not registered under the Securities Act of 1933 in reliance upon the exemptions from registration contained in Regulation S of the Securities Act of 1933. No underwriters were used, nor were any brokerage commissions paid in connection with the above share issuances.

Capital Stock and Warrants: Stock Warrants (Policies)	12 Months Ended
Jun. 30, 2012
Stock Warrants:
Stock Warrants

Stock warrants

In May 2010, the Company commenced a private stock offering, whereby it authorized the issuance of 1,333,334 units consisting of one share of its common stock and one common stock purchase warrant for a total raise of $1,000,000. The common stock purchase warrants are exercisable at $1.25 per share and carrying a two-year exercise period. The offering was closed as of May 26, 2010. All 1,333,334 units were issued and $1,000,000 in cash was received.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In April 2011, the Company borrowed $150,000 from related parties. In conjunction with each $25,000 note, the Company issued a warrant to purchase 50,000 share of the Company’s common stock at $0.55 per share for a three-year term, commencement on the date of the note. The total number of warrants for purchase is 300,000 shares.

The amount of warrant expense related to this related party payable for the year ending June 30, 2012 was $82,824 and was $40,000 for the year ending June 30, 2011. The expense was calculated using the Black-Scholes pricing model.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company has agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the Investor for resale.  If the registration statement does not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, Investor shall receive an additional common share and Warrant for, respectively, each ten (10) common shares.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit; the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.    The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

The fair value of warrants was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75

The following table summarizes information about warrants as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65

(1)     Figure expressed in $CDN

As of June 30, 2012, the aggregate weighted-average intrinsic value of the warrants outstanding and exercisable was $1,604,400.  The weighted-average grant-date fair value of warrants granted for the year ended June 30, 2012 was $0.65.

Capital Stock and Warrants: Stock Options (Policies)	12 Months Ended
Jun. 30, 2012
Stock Options:
Stock Options

Stock options

In October 2010, the Company granted to Geoff Browne, Chief Executive Officer, 3,000,000 stock options of the Company’s common stock to be purchased at $0.75 per share for a 5 year term, all of which are vested. In addition, the Company granted the directors, Paul Haggis, Timothy Unwin, John Barrington, and George Kent, each 300,000 stock options, for a total of 1,200,000, to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In December 2010, the Company granted director W. Thomas Hodgson 300,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted consultant Kevin O’Connor 100,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted director and employee John Barrington 500,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which have vested.

In April 2011, the Company granted director and officer Bill Tafuri 800,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Tafuri and the Company, a total of 266,664 options vested immediately upon the grant of the options; the remaining 533,336 options vest over a two year period.  The vesting of the remaining 533,336 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In April 2011, the Company granted employee Dick Klatt 600,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Klatt and the Company, a total of 200,000 options vested immediately upon the grant of the options; the remaining 400,000 options vest over a two year period.  The vesting of the remaining 400,000 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In January 2012, the Company granted non-qualified stock options of 450,000 shares at an exercise price of $1.00 per share for a 5 year term to Manish Z. Kshatriya, Chief Financial Officer and Executive Vice President. Pursuant to the terms of the option agreement, entered into between Mr. Kshatriya and the Company, a total of 150,000 options vest six months from the grant date, 150,000 options will vest 18 months following the grant date, and the remaining 150,000 options vest 30 months following the grant date of the options.

The amount of stock option compensation expense for the year ending June 30, 2011 was $639,731. The expense was calculated using the Black-Scholes pricing model.

The fair value of stock options was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years

The following table summarizes information about options as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00

As of June 30, 2012, the aggregate intrinsic value of the stock options outstanding and exercisable was $0. The weighted-average grant-date fair value of stock options granted for the year ended June 30, 2012 was $0.88.

Significant Accounting Policies: Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Tables)	6 Months Ended
Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring:
Fair Value Measurements, Recurring and Nonrecurring

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted:
Schedule of Earnings Per Share, Basic and Diluted

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(3,945,920)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.05)	$(0.02)

Capital Stock and Warrants: Stock Warrants: Fair Value, by Balance Sheet Grouping (Tables)	6 Months Ended
Dec. 31, 2012
Fair Value, by Balance Sheet Grouping:
Fair Value, by Balance Sheet Grouping
Risk free interest rate:
2012:	0.24% - 1.51%
2011:	1.31%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	102.90% - 113.77%
2011:	200%

Weighted average remaining life
2012:	1.63
2011:	2.75

Capital Stock and Warrants: Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights:
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2009	0	$0
Warrants granted	1,333,334	1.25
Warrants expired	0	0

Outstanding, June 30, 2010	1,333,334	$1.25
Exercisable, June 30, 2010	1,333,334	$1.25

Outstanding, July 1, 2010	1,333,334	1.25
Warrants granted	300,000	0.55
Warrants exercised	0	0

Outstanding, June 30, 2011	1,633,334	$1.12
Exercisable, June 30, 2011	1,633,334	$1.12

Outstanding, July 1, 2011	1,633,334	1.12
Warrants granted	9,727,500.66
Warrants exercised	0	0
Warrants expired	1,333,334	1.25
Outstanding, June 30, 2012	10,027,500	$.65
Exercisable, June 30, 2012	10,027,500	$.65

Capital Stock and Warrants: Stock Warrants: Stock Warrants Granted To Employees (Tables)	6 Months Ended
Dec. 31, 2012
Stock Warrants Granted To Employees:
Stock Warrants Granted To Employees

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Warrants	Weighted Average Exercise Price

$0.55	300,000	$0.55	1.75	300,000	$0.55
$0.75[1]	600,000	$0.75[1]	4.08	600,000	$0.75[1]
$0.65	9,127,500	$0.65	1.47	9,127,500	$0.65

Capital Stock and Warrants: Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions:
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years

Capital Stock and Warrants: Stock Options: Schedule of Stock Options Roll Forward (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Stock Options Roll Forward:
Schedule of Stock Options Roll Forward

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75

Capital Stock and Warrants: Stock Options: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity:
Schedule of Share-based Compensation, Stock Options, Activity

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00

Commitments and Contingencies: Schedule of Rent Expense (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Rent Expense:
Schedule of Rent Expense
Year	Total Lease Commitment
2012	$196,123
2013	$132,900
2014	$85,994
2015	$39,088
2016 and thereafter	$0

Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities:
Schedule of Deferred Tax Assets and Liabilities
	For the Years Ended
	June 30,
	2012	2011
Deferred tax asset:
Net operating loss carry forward	$1,958,897	$617,284
Valuation allowance	(1,958,897)	(617,284)
Total	$0	$0

Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit):
Schedule of Components of Income Tax Expense (Benefit)
	For the Years Ended
	June 30,
	2012	2011
Current Federal tax	$0	$0
Current State tax	0	0
Change in NOL benefit	1,341,613	497,846
Change in valuation allowance	(1,341,613)	(497,846)
Total	$0	$0

Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation:
Schedule of Effective Income Tax Rate Reconciliation

	Years Ended June 30,
	2012	2011
Beginning balance	$0	$0
Additions based on tax positions related to current year	0	0
Additions for tax positions of prior years	0	0
Reductions for tax positions of prior years	0	0
Reductions in benefit due to income tax expense	0	0
Ending balance	$0	$0

Restatement: Schedule of Error Corrections and Prior Period Adjustments (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Error Corrections and Prior Period Adjustments:
Schedule of Error Corrections and Prior Period Adjustments

	For the fiscal years ended June 30,
	2012			2011
	Previously Stated	Restated	Change	Previously Stated	Restated	Change
Balance Sheets

Additional paid-in capital (1)	9,734,746	7,469,219	(2,265,527)	1,814,207	1,292,016	(522,191)
Deficit accumulated during the exploration phase	(8,026,989)	(5,761,462)	2,265,527	(2,337,733)	(1,815,542)	522,191

Statements of Operations

Financing costs associated with the valuation of warrants	1,826,160	-	(1,826,160)	40,000	-	(40,000)
Operation and administration expense (2)	1,311,615	2,034,170	722,555	288,755	615,505	326,750

Income (loss) from operations	(5,681,977)	(3,938,641)	1,743,336	(1,463,758)	(1,463,758)	-

Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-

Loss per common share (basic and fully diluted)	(0.08)	(0.05)	0.03	(0.02)	(0.02)	-

Statements of Cash Flows

Cash flows from operating activities
Net loss and comprehensive loss	(5,689,256)	(3,945,920)	1,743,336	(1,464,253)	(1,464,253)	-
Valuation of warrants	1,826,160	82,824	(1,743,336)	40,000	40,000	-
Shares issued for services	-	110,000	110,000	-	-	-

Cash flows from financing activities
Payments on related party notes	(150,000)	-	150,000	-	-	-
Proceeds from the issuance of common stock	5,252,388	4,992,388	(260,000)	-	-	-

Notes:
(1) Issue costs are grouped with Additional paid-in capital
(2) Stock compensation is grouped with Operation and administration expense

Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block] (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2010
Common Stock, Shares Authorized	300,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001

Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive loss	$ (3,945,920)	$ (1,464,253)
Shares, Outstanding	75,705,683	69,733,334
Earnings Per Share, Basic	$ (0.05)	$ (0.02)
Earnings Per Share, Diluted	$ (0.05)	$ (0.02)

Mineral Property (Details) (USD $)	3 Months Ended					4 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Mar. 31, 2010		Oct. 31, 2012
Payments to Acquire Mineral Rights				$ 25,000
Carrying Costs, Property and Exploration Rights				5,000,000	[1]
Business Acquisition, Cost of Acquired Entity, Cash Paid			250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[2]	2,583,333			3,000,000
Smelter royalty			2.00%
Business Acquisition, Contingent Consideration, Shares Issuable	277,778	[2]
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 200,000	[3]				$ 150,000

[1]	By March 29, 2016
[2]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[3]	If a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013

Capital Stock and Warrants: Authorized (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2010
Common Stock, Shares Authorized	300,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001

Capital Stock and Warrants: Issued and Outstanding (Details) (USD $)	3 Months Ended					4 Months Ended					3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Jun. 30, 2010	Mar. 31, 2010	Oct. 31, 2012	Jun. 30, 2012	Jun. 30, 2007 Common stock issued for cash1	Jun. 30, 2007 Common stock issued for cash2	Jun. 30, 2007 Common stock issued for cash3	Jun. 30, 2010 Unit1	Jun. 30, 2012 Unit2		Jun. 30, 2012 Unit3	Sep. 30, 2011 Unit3		Dec. 31, 2011 Subscription Receipts	Jun. 30, 2012 Subscription Receipts	Dec. 31, 2012 CommonShares3Member		Dec. 31, 2011 Private placement offering		Sep. 30, 2012 CommonSharesMember		Dec. 31, 2012 CommonShares2Member
Stock Issued for cash					5,420,000		80,710,834	4,000,000	1,000,000	420,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.01	$ 0.05	$ 0.75	$ 0.58	[1]		$ 0.57	[1]	$ 0.5				$ 0.5
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares					108,400,000
Capital Units											1,333,334 [2]	200,000	[3]		1,000,000	[3]	6,500,000 [4]
Gross Proceeds											$ 1,000,000	$ 116,000		$ 570,000			$ 3,250,000		$ 13,000	[5]	$ 1,313,750		$ 75,000	[5]	$ 225,000	[5]
Share cancellation (shares)				40,000,000
Stock Issued for non-cash																		650,000 [4]
Stock Issued During Period, Value, Conversion of Units																		416,000
Market Price																			$ 0.64	[5]
Proceeds from Issuance of Private Placement																					1,313,750
Units Sold in Private Placement																					2,107,500	[4]
Shares Issued																			20,000				100,000		300,000
Exercise price																			$ 0.65				$ 0.75	[5]	$ 0.75	[5]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[6]	2,583,333			3,000,000
Stock Price Per Share			$ 0.72
Common Stock, Other Value, Outstanding			$ 1,860,000

[1]	CDN $0.55
[2]	Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.
[3]	Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a "Warrant").
[4]	Each Unit is comprised of one common share and one common share purchase one warrant ("Warrant").
[5]	CDN
[6]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013

Capital Stock and Warrants: Stock Warrants (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2010
Common Stock, Value, Subscriptions		$ 1,000,000
Weighted Average Grant Date Fair Value	$ 0.88
Warrant
Warrant Aggregate Intrinsic Value	$ 1,604,400
Weighted Average Grant Date Fair Value	$ 0.65

Capital Stock and Warrants: Stock Warrants: Fair Value, by Balance Sheet Grouping (Details) (Warrant)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Warrant
Fair Value Assumptions, Risk Free Interest Rate	0.24%	1.31%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	102.90%	200.00%

Capital Stock and Warrants: Stock Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (Warrant, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Warrant
Warrant Outstanding, Number	1,633,334	1,333,334	0
Outstanding, Weighted Average Exercise Price	$ 1.12	$ 1.25	$ 0
Warrants Granted	9,727,500	300,000	1,333,334
Grants in Period, Weighted Average Exercise Price	$ 0.66	$ 0.55	$ 1.25
Warrants Expired	1,333,334		0
Expirations in Period, Weighted Average Exercise Price	$ 1.25		$ 0
Warrant Outstanding, Number	10,027,500	1,633,334	1,333,334
Outstanding, Weighted Average Exercise Price	$ 0.65	$ 1.12	$ 1.25
Exercisable, Number	10,027,500	1,633,334	1,333,334
Exercisable, Weighted Average Exercise Price	$ 0.65	$ 1.12	$ 1.25
Warrants Exercised	0	0
Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0

Capital Stock and Warrants: Stock Warrants: Stock Warrants Granted To Employees (Details) (USD $)	12 Months Ended
	Jun. 30, 2012
0.55
Number Outstanding	300,000
Outstanding, Weighted Average Exercise Price	$ 0.55	[1]
Outstanding, Weighted Average Remaining Contractual Term	1.75
Number of Exercisable	300,000
Exercisable, Weighted Average Exercise Price	$ 0.55
0.75
Number Outstanding	600,000
Outstanding, Weighted Average Exercise Price	$ 0.751	[1]
Outstanding, Weighted Average Remaining Contractual Term	4.08
Number of Exercisable	600,000
Exercisable, Weighted Average Exercise Price	$ 0.751
0.65
Number Outstanding	9,127,500
Outstanding, Weighted Average Exercise Price	$ 0.65	[1]
Outstanding, Weighted Average Remaining Contractual Term	1.47
Number of Exercisable	9,127,500
Exercisable, Weighted Average Exercise Price	$ 0.65

[1]	Figure expressed in $CDN

Capital Stock and Warrants: Stock Options (Details) (USD $)	12 Months Ended	3 Months Ended
	Jun. 30, 2012	Dec. 31, 2010 Chief Executive Officer	Jun. 30, 2011 Director	Dec. 31, 2010 Director		Jun. 30, 2011 Consultant	Jun. 30, 2011 Officer	Jun. 30, 2011 Employee	Mar. 31, 2012 Chief Financial Officer
Deferred Compensation Arrangement with Individual, Shares Issued		3,000,000	500,000	1,200,000	[1]	100,000	800,000	600,000	450,000
Deferred Compensation Arrangement with Individual, Exercise Price		$ 0.75	$ 0.75	$ 0.75		$ 0.75	$ 0.75	$ 0.75	$ 1
Share-based Compensation Expense	$ 639,731
Options Aggregate Intrinsic Value	$ 0
Weighted Average Grant Date Fair Value	$ 0.88

[1]	5Directors, 300,000 stock options each

Capital Stock and Warrants: Stock Options: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.79%	1.14%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.09%	2.09%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate, Minimum	95.11%	127.32%
Fair Value Assumptions, Expected Volatility Rate, Maximum	164.27%	164.27%

Capital Stock and Warrants: Stock Options: Schedule of Stock Options Roll Forward (Details) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Options, Outstanding, Number	6,500,000	0
Outstanding, Weighted Average Exercise Price	$ 0.75	$ 0
Options granted	450,000	6,500,000
Grants in Period, Weighted Average Exercise Price	$ 1	$ 0.75
Options, Expirations in Period	0	0
Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0
Options, Forfeitures in Period	0	0
Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0
Options, Outstanding, Number	6,950,000	6,500,000
Outstanding, Weighted Average Exercise Price	$ 0.88	$ 0.75
Options, Exercises in Period	6,500,000	6,500,000
Exercises in Period, Weighted Average Exercise Price	$ 0.75	$ 0

Capital Stock and Warrants: Stock Options: Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Jun. 30, 2012
0.75
Options Outstanding, Number	6,500,000
Options Outstanding, Weighted Average Exercise Price	$ 0.75
Options, Weighted Average Remaining Contractual Term	3.52
Options Exercisable, Number	6,500,000
Options Exercisable, Weighted Average Exercise Price	$ 0.75
1.00
Options Outstanding, Number	450,000
Options Outstanding, Weighted Average Exercise Price	$ 1
Options, Weighted Average Remaining Contractual Term	4.55
Options Exercisable, Number	450,000
Options Exercisable, Weighted Average Exercise Price	$ 1

Related Party Payable (Details) (USD $)	Jun. 30, 2012
Notes Payable, Related Parties	$ 150,000

Commitments and Contingencies (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Operating Lease, Rent Expense	$ 27,972	$ 48,094	[1],[2]
Operating Leases, Rent Expense, Net		$ 196,123

[1]	CAD
[2]	CDN

Commitments and Contingencies: Schedule of Rent Expense (Details) (USD $)	Jun. 30, 2012
2012	$ 196,123
2013	132,900
2014	85,994
2015	39,088
2016 and thereafter	$ 0

Income Taxes (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Operating Loss Carryforwards, Valuation Allowance	$ 5,761,462	$ 1,818,542

Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,958,897	$ 617,284
Deferred Tax Assets, Valuation Allowance	(1,958,897)	(617,284)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0

Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Current Federal Tax Expense (Benefit)	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	0	0
Change in NOL benefit	1,341,613	497,846
Valuation Allowances and Reserves, Period Increase (Decrease)	(1,341,613)	(497,846)
Current Income Tax Expense (Benefit)	$ 0	$ 0

Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Unrecognized Tax Benefits	$ 0	$ 0

Going Concern (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
Retained Earnings (Accumulated Deficit)	$ (7,776,093)	$ (5,761,462)

Subsequent Events (Details) (USD $)	3 Months Ended			4 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Oct. 31, 2012
Business Acquisition, Contingent Consideration, Potential Cash Payment	$ 200,000	[1]		$ 150,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,861,111	[2]	2,583,333	3,000,000

[1]	If a registration statement is not declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013
[2]	If a registration statement is declared effective by the United States Securities Exchange Commission in respect of the Liberty Silver Shares by March 1, 2013